Investment in affiliates (Details)		1 Months Ended							12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2018	Dec. 31, 2017 CNY (¥) shareholder	Jan. 31, 2017 CNY (¥)	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment in affiliates
Investment in affiliates			¥ 67,262,431						$ 15,447,298		¥ 67,262,431			¥ 107,541,000
Consideration from disposal of investment									1,892,146	¥ 13,172,739	218,678,718	¥ 3,225,000
Impairment loss recorded from equity in affiliates										2,700,000	104,100,000	¥ 0
Changjiang Jupai
Investment in affiliates
Increase in paid-in capital					¥ 24,000,000
Number of investor attracted with the increase in capital | shareholder					1
Jinyong
Investment in affiliates
Increase in paid-in capital			15,000,000
Private equity funds that the Company serves as general partner or fund manager
Investment in affiliates
Investment in affiliates			30,487,247						10,880,829		30,487,247			75,750,152
Changjiang Jupai
Investment in affiliates
Investment in affiliates			¥ 11,194,270						$ 1,644,564		¥ 11,194,270			¥ 11,449,125
Equity method investment, ownership percentage (in percentage)			25.00%		25.00%				25.00%		25.00%	25.00%	40.00%	25.00%
Payments to acquire equity investments													¥ 8,000,000
Ownership percentage disposed (in percentage)						10.00%
Consideration from disposal of investment						¥ 2,000,000
Wuling Center
Investment in affiliates
Investment in affiliates			¥ 6,696,246						$ 1,115,217		¥ 6,696,246			¥ 7,763,915
Equity method investment, ownership percentage (in percentage)			1.20%						1.20%		1.20%			1.20%
Jucheng Zhidi
Investment in affiliates
Investment in affiliates									$ 705,315					¥ 4,910,260
Equity method investment, ownership percentage (in percentage)									2.00%					2.00%
Payments to acquire equity investments										5,000,000
Guochen
Investment in affiliates
Investment in affiliates			¥ 3,637,499						$ 488,196		¥ 3,637,499			¥ 3,398,720
Equity method investment, ownership percentage (in percentage)			8.30%						8.30%		8.30%			8.30%
Juzhi
Investment in affiliates
Investment in affiliates			¥ 3,984,209						$ 384,988		¥ 3,984,209			¥ 2,680,206
Equity method investment, ownership percentage (in percentage)			50.00%						50.00%		50.00%			50.00%
Hehui
Investment in affiliates
Investment in affiliates			¥ 4,135,930								¥ 4,135,930
Equity method investment, ownership percentage (in percentage)			49.00%								49.00%
Payments to acquire equity investments										4,000,000
Ownership percentage disposed (in percentage)							16.00%
Consideration from disposal of investment									$ 570,000	4,000,000
Ownership percentage before sale of stock (in percentage)								65.00%
Ownership percentage after sale of stock (in percentage)							49.00%
Jinyong
Investment in affiliates
Investment in affiliates			¥ 3,321,753								¥ 3,321,753
Equity method investment, ownership percentage (in percentage)			31.00%								31.00%
Payments to acquire equity investments		$ 680,000	¥ 4,700,000
Ownership percentage disposed (in percentage)				49.00%
Consideration from disposal of investment									890,000	¥ 6,200,000
Ownership percentage before sale of stock (in percentage)	80.00%
Ownership percentage after sale of stock (in percentage)				31.00%
Others
Investment in affiliates
Investment in affiliates			¥ 3,805,277						$ 228,189		¥ 3,805,277			¥ 1,588,622
Private equity funds of funds | Shanghai Juxiang and Scepter | Maximum
Investment in affiliates
Equity method investment, ownership percentage (in percentage)									4.00%					4.00%